UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10067
Investment Company Act File Number
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 95.4%(1)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Aerospace and Defense — 1.7%
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014	$1,462	$1,368,405
Term Loan, 5.26%, Maturing July 31, 2014	1,525	1,427,887
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017	200	195,011
Dundee Holdco 4, Ltd.
Term Loan, 4.24%, Maturing May 15, 2015	617	531,752
Term Loan, 4.74%, Maturing May 13, 2016	617	531,752
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	757	742,513
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	722	693,933
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	918	899,127

		$6,390,380

Air Transport — 0.3%
Evergreen International Aviation
Term Loan, 11.50%, Maturing July 5, 2016	$450	$414,000
Orbitz Worldwide, Inc.
Term Loan, 3.27%, Maturing July 25, 2014	766	672,504

		$1,086,504

Automotive — 4.2%
Allison Transmission, Inc.
Term Loan, 2.98%, Maturing August 7, 2014	$2,788	$2,631,615
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017	1,596	1,405,145
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017	962	953,752
Federal-Mogul Corp.
Term Loan, 2.16%, Maturing December 29, 2014	652	602,558
Term Loan, 2.17%, Maturing December 28, 2015	2,457	2,270,760
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	3,025	2,928,578
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017	224	213,801
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017	746	723,862
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018	642	619,993
Tenneco, Inc.
Term Loan, 5.22%, Maturing March 17, 2014	525	509,250
Tomkins, LLC
Term Loan, 4.25%, Maturing September 21, 2016	1,268	1,246,894
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017	474	465,521
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014	124	111,478
Term Loan, 2.74%, Maturing July 31, 2014	866	778,319

		$15,461,526

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Building and Development — 1.4%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	$274	$266,101
Contech Construction Products
Term Loan, 5.25%, Maturing January 31, 2013	721	535,525
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016	721	716,436
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	84	81,178
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	2,043	2,012,641
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(2)	1,750	1,706,250

		$5,318,131

Business Equipment and Services — 9.9%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018	$1,571	$1,517,450
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	794	768,691
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	1,412	1,287,639
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	498	490,038
Altegrity, Inc
Term Loan, 2.98%, Maturing February 21, 2015	1,145	1,030,190
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	350	341,250
Brand Energy and Infrastructure Services, Inc.
Term Loan, 3.62%, Maturing February 7, 2014	503	451,510
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	1,489	1,473,863
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	522	489,727
ClientLogic Corp.
Term Loan, 7.00%, Maturing January 30, 2017	1,132	1,069,983
DynCorp International, LLC
Term Loan, 6.30%, Maturing July 5, 2016	385	378,943
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016	1,188	1,189,485
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017	174	171,247
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	1,421	1,379,683
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,640	1,558,303
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017	366	352,828
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016	1,816	1,759,274
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	1,330	1,309,876
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	2,145	2,028,457
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016	852	826,701
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014	3,070	2,589,696
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017	348	335,191

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	$273	$266,114
SunGard Data Systems, Inc.
Term Loan, 1.98%, Maturing February 28, 2014	389	380,790
Term Loan, 3.73%, Maturing February 28, 2014	647	632,391
Term Loan, 3.89%, Maturing February 26, 2016	3,973	3,827,081
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	848	824,558
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015	898	891,738
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018	1,841	1,800,866
Travelport, LLC
Term Loan, 2.75%, Maturing August 23, 2013	595	528,456
Term Loan, 2.87%, Maturing August 23, 2013	154	136,484
Term Loan, 4.75%, Maturing August 21, 2015	1,674	1,482,861
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(3)	53	51,783
Term Loan, 6.00%, Maturing July 28, 2017	272	265,904
West Corp.
Term Loan, 2.69%, Maturing October 24, 2013	307	299,038
Term Loan, 4.57%, Maturing July 15, 2016	748	725,199
Term Loan, 4.57%, Maturing July 15, 2016	1,822	1,767,246

		$36,680,534

Cable and Satellite Television — 3.3%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016	$548	$531,215
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017	1,017	985,522
Cequel Communications, LLC
Term Loan, 2.22%, Maturing November 5, 2013	2,498	2,414,684
Charter Communications Operating, LLC
Term Loan, 3.62%, Maturing September 6, 2016	1,984	1,924,091
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018	249	243,141
Insight Midwest Holdings, LLC
Term Loan, 1.98%, Maturing April 7, 2014	2,078	2,045,920
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015	1,924	1,777,530
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018	647	621,688
UPC Financing Partnership
Term Loan, 3.72%, Maturing December 30, 2016	753	716,034
Term Loan, 3.72%, Maturing December 29, 2017	1,000	957,500

		$12,217,325

Chemicals and Plastics — 3.7%
Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016	$148	$145,562
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016	372	368,266
Huntsman International, LLC
Term Loan, 1.77%, Maturing April 21, 2014	442	420,886
Term Loan, 2.80%, Maturing April 19, 2017	1,204	1,134,921
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013	806	799,065
Term Loan, 8.00%, Maturing December 16, 2014	807	799,556
Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 3.75%, Maturing May 5, 2015	992	930,176

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Momentive Specialty Chemicals, Inc.
Term Loan, 2.58%, Maturing May 3, 2013	$491	$476,046
Term Loan, 4.00%, Maturing May 5, 2015	479	447,631
Term Loan, 4.00%, Maturing May 5, 2015	693	652,704
Term Loan, 4.06%, Maturing May 5, 2015	785	738,227
Term Loan, 4.13%, Maturing May 5, 2015	293	276,035
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017	594	593,443
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017	625	609,375
OM Group, Inc.
Term Loan, 5.75%, Maturing August 2, 2017	225	224,156
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017	1,416	1,373,572
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017	690	677,793
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017	1,836	1,673,628
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,216	1,140,837

		$13,481,879

Conglomerates — 1.5%
Education Management, LLC
Term Loan, 2.13%, Maturing June 3, 2013	$984	$921,364
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014	46	45,331
Term Loan, 8.25%, Maturing September 21, 2014	115	114,882
Rexnord Corp.
Term Loan, 2.50%, Maturing July 19, 2013	1,638	1,581,536
RGIS Holdings, LLC
Term Loan, 2.87%, Maturing April 30, 2014	23	21,846
Term Loan, 2.87%, Maturing April 30, 2014	934	882,785
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	1,004	993,669
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	1,097	1,064,607

		$5,626,020

Containers and Glass Products — 2.9%
Berry Plastics Corp.
Term Loan, 2.23%, Maturing April 3, 2015	$1,813	$1,659,901
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018	121	116,845
Term Loan, 4.50%, Maturing February 23, 2018	1,367	1,316,077
Consolidated Container Co.
Term Loan, 2.50%, Maturing March 28, 2014	671	625,655
Graphic Packaging International, Inc.
Term Loan, 2.24%, Maturing May 16, 2014	2,255	2,209,264
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017	323	313,289
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018	1,965	1,908,136
Term Loan, 6.50%, Maturing August 9, 2018	1,375	1,334,323
Tegrant Holding Corp.
Term Loan, 3.49%, Maturing March 8, 2013	955	845,175
TricorBraun, Inc.
Term Loan, 2.47%, Maturing July 31, 2013	526	488,259

		$10,816,924

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Cosmetics/Toiletries — 0.9%
Bausch & Lomb, Inc.
Term Loan, 3.59%, Maturing April 24, 2015	$1,859	$1,796,337
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014	574	532,352
Prestige Brands, Inc.
Term Loan, 4.75%, Maturing March 24, 2016	891	874,224

		$3,202,913

Drugs — 1.0%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	$744	$666,216
Capsugel Healthcare, Ltd.
Term Loan, 5.25%, Maturing August 1, 2018	625	617,383
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018	603	602,081
Warner Chilcott Corp.
Term Loan, 4.25%, Maturing March 15, 2018	387	376,963
Term Loan, 4.25%, Maturing March 15, 2018	773	753,926
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018	532	518,324

		$3,534,893

Ecological Services and Equipment — 0.1%
Synagro Technologies, Inc.
Term Loan, 2.23%, Maturing April 2, 2014	$646	$556,443

		$556,443

Electronics/Electrical — 4.7%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018	$299	$289,774
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	1,458	1,450,511
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018	1,493	1,464,516
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	1,147	1,124,182
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	773	769,197
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,297	1,213,272
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016	571	528,599
Freescale Semiconductor, Inc.
Term Loan, 4.47%, Maturing December 1, 2016	1,870	1,718,305
Infor Enterprise Solutions Holdings
Term Loan, 5.99%, Maturing July 28, 2015	646	600,946
Term Loan, 5.99%, Maturing July 28, 2015	1,074	998,627
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014	367	288,636
Term Loan - Second Lien, 6.49%, Maturing March 3, 2014	633	491,625
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,294	1,217,507
Safenet, Inc.
Term Loan, 2.74%, Maturing April 12, 2014	708	677,032
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,766	1,724,190
Serena Software, Inc.
Term Loan, 4.34%, Maturing March 10, 2016	1,648	1,512,090
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	409	400,881

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	$324	$318,514
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	496	478,882

		$17,267,286

Equipment Leasing — 0.8%
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	$425	$411,365
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	500	501,250
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	2,000	2,006,666

		$2,919,281

Farming/Agriculture — 0.1%
Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016	$298	$290,306

		$290,306

Financial Intermediaries — 2.9%
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	$321	$307,533
Term Loan, 3.73%, Maturing September 4, 2019	303	290,984
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018	823	783,848
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	571	553,996
First Data Corp.
Term Loan, 2.98%, Maturing September 24, 2014	492	431,966
Term Loan, 2.98%, Maturing September 24, 2014	500	438,646
Term Loan, 2.98%, Maturing September 24, 2014	514	451,524
Term Loan, 4.23%, Maturing March 23, 2018	830	685,131
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	997	996,803
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016	485	482,766
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	457	444,076
LPL Holdings, Inc.
Term Loan, 1.99%, Maturing June 28, 2013	589	582,733
Term Loan, 4.25%, Maturing June 25, 2015	1,855	1,843,555
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	324	322,567
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	635	620,490
Nuveen Investments, Inc.
Term Loan, 3.32%, Maturing November 13, 2014	664	612,397
Term Loan, 5.82%, Maturing May 12, 2017	776	722,925
RJO Holdings Corp.
Term Loan, 6.23%, Maturing December 10, 2015(4)	7	6,137
Term Loan, 6.23%, Maturing December 10, 2015(4)	237	188,149

		$10,766,226

Food Products — 3.9%
Dean Foods Co.
Term Loan, 1.87%, Maturing April 2, 2014	$2,153	$2,110,341
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018	3,666	3,401,416
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018	489	482,360

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018	$998	$957,600
Michael Food Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,331	1,286,544
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	2,703	2,624,178
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	520	509,355
Pinnacle Foods Finance, LLC
Term Loan, 2.72%, Maturing April 2, 2014	2,042	1,944,633
Solvest, Ltd.
Term Loan, 5.06%, Maturing July 6, 2018	908	895,811

		$14,212,238

Food Service — 4.2%
Aramark Corp.
Term Loan, 2.11%, Maturing January 27, 2014	$48	$46,999
Term Loan, 2.24%, Maturing January 27, 2014	898	873,597
Term Loan, 3.49%, Maturing July 26, 2016	185	179,939
Term Loan, 3.62%, Maturing July 26, 2016	2,816	2,736,098
Buffets, Inc.
Term Loan, 9.62%, Maturing April 22, 2015(4)(5)	114	60,806
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016	2,159	2,087,181
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017	1,742	1,695,100
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	1,911	1,852,834
JRD Holdings, Inc.
Term Loan, 2.50%, Maturing July 2, 2014	2,041	1,979,472
NPC International, Inc.
Term Loan, 2.00%, Maturing May 3, 2013	648	631,740
OSI Restaurant Partners, LLC
Term Loan, 2.77%, Maturing June 14, 2013	247	230,757
Term Loan, 2.56%, Maturing June 14, 2014	2,401	2,240,727
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014	992	918,121

		$15,533,371

Food/Drug Retailers — 3.3%
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$2,250	$2,183,438
Pantry, Inc. (The)
Term Loan, 1.99%, Maturing May 15, 2014	554	541,746
Rite Aid Corp.
Term Loan, 1.98%, Maturing June 4, 2014	3,870	3,598,975
Term Loan, 4.50%, Maturing March 2, 2018	996	926,479
Roundy’s Supermarkets, Inc.
Term Loan, 3.73%, Maturing November 3, 2011	864	846,889
Term Loan, 7.00%, Maturing November 3, 2013	2,553	2,479,392
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018	1,592	1,474,921

		$12,051,840

Health Care — 11.6%
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017	$1,200	$1,161,000
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 18, 2015	325	315,250

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015	$485	$475,999
Term Loan, 8.50%, Maturing April 14, 2015	485	475,999
Biomet, Inc.
Term Loan, 3.31%, Maturing March 25, 2015	3,009	2,889,327
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017	995	837,418
Catalent Pharma Solutions
Term Loan, 2.49%, Maturing April 10, 2014	2,286	2,118,585
Community Health Systems, Inc.
Term Loan, 2.57%, Maturing July 25, 2014	49	46,164
Term Loan, 2.57%, Maturing July 25, 2014	3,275	3,072,726
Term Loan, 3.82%, Maturing January 25, 2017	1,587	1,462,443
ConMed Corp.
Term Loan, 1.74%, Maturing April 12, 2013	633	620,786
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016	298	285,468
CRC Health Corp.
Term Loan, 4.87%, Maturing November 16, 2015	1,487	1,360,691
Emdeon Business Services, LLC
Term Loan, 2.24%, Maturing November 18, 2013	1,820	1,810,318
Fenwal, Inc.
Term Loan, 2.57%, Maturing February 28, 2014	142	130,275
Term Loan, 2.57%, Maturing February 28, 2014	830	759,773
Grifols, Inc.
Term Loan, 6.00%, Maturing June 1, 2017	898	882,488
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	596	576,146
HCA, Inc.
Term Loan, 3.62%, Maturing March 31, 2017	4,772	4,508,018
Health Management Associates, Inc.
Term Loan, 2.12%, Maturing February 28, 2014	3,962	3,738,705
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018	821	768,544
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018	325	321,344
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	497	479,687
Term Loan, 6.75%, Maturing May 15, 2018	623	597,721
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	898	834,907
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	1,553	1,525,236
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017	424	404,860
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	2,000	1,888,750
Physiotherapy Associates, Inc.
Term Loan, 7.50%, Maturing June 27, 2013	455	450,603
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015	963	924,277
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016	323	321,958
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018	1,471	1,338,894
Sunrise Medical Holdings, Inc.
Term Loan, 7.00%, Maturing May 13, 2014	341	315,634
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	723	692,150

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016	$1,989	$1,933,593
Vanguard Health Holding Co., II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	998	982,537
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014	1,768	1,658,818

		$42,967,092

Home Furnishings — 0.9%
Hunter Fan Co.
Term Loan, 2.73%, Maturing April 16, 2014	$222	$204,545
National Bedding Co., LLC
Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	1,291	1,221,499
Oreck Corp.
Term Loan - Second Lien, 3.85%, Maturing March 19, 2016(4)	93	83,766
Yankee Candle Company, Inc. (The)
Term Loan, 2.24%, Maturing February 6, 2014	1,742	1,675,215

		$3,185,025

Industrial Equipment — 1.2%
Butterfly Wendel US, Inc.
Term Loan, 3.44%, Maturing June 23, 2014	$418	$382,797
Term Loan, 4.19%, Maturing June 22, 2015	571	522,303
Kinetek Acquisitions Corp.
Term Loan, 2.87%, Maturing November 11, 2013	42	40,320
Term Loan, 2.87%, Maturing November 11, 2013	410	397,542
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	324	317,434
Polypore, Inc.
Term Loan, 2.24%, Maturing July 3, 2014	2,047	1,980,793
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016	459	454,279
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017	350	343,821

		$4,439,289

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 3.37%, Maturing August 21, 2014	$974	$935,478
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018	2,767	2,623,667
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	550	527,828
C.G. JCF Corp.
Term Loan, 3.24%, Maturing August 1, 2014	370	357,803
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	622	610,992
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	449	447,002
Crawford & Company
Term Loan, 5.00%, Maturing October 30, 2013	808	801,824
HUB International Holdings, Inc.
Term Loan, 2.87%, Maturing June 13, 2014	632	586,566
Term Loan, 2.87%, Maturing June 13, 2014	1,435	1,331,254
Term Loan, 6.75%, Maturing June 13, 2014	858	841,422
U.S.I. Holdings Corp.
Term Loan, 2.74%, Maturing May 5, 2014	1,427	1,354,423
Term Loan, 7.00%, Maturing May 5, 2014	980	948,150

		$11,366,409

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Leisure Goods/Activities/Movies — 5.4%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016	$2,019	$1,929,415
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018	675	654,188
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013	1,493	1,428,072
Bright Horizons Family Solutions, Inc.
Term Loan, 4.24%, Maturing May 28, 2015	769	742,915
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016	1,804	1,772,334
Cinemark USA, Inc.
Term Loan, 3.51%, Maturing April 29, 2016	1,902	1,866,548
Clubcorp Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016	547	529,461
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013	63	62,342
Term Loan, 6.25%, Maturing May 11, 2013	899	885,253
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014	605	568,451
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	992	965,151
Regal Cinemas Corp.
Term Loan, 3.37%, Maturing August 23, 2017	2,581	2,514,375
Revolution Studios Distribution Co., LLC
Term Loan, 3.99%, Maturing December 21, 2014	517	382,603
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016	515	499,487
Term Loan, 4.00%, Maturing August 17, 2017	456	444,146
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016	2,767	2,741,265
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	493	476,494
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015	1,709	1,610,770

		$20,073,270

Lodging and Casinos — 1.8%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018	$498	$481,953
Caesars Entertainment Operating Co.
Term Loan, 3.25%, Maturing January 28, 2015	1,417	1,191,347
Term Loan, Maturing January 28, 2015(6)	1,000	841,875
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	728	731,746
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013	448	440,474
Las Vegas Sands, LLC
Term Loan, 2.74%, Maturing November 23, 2016	1,285	1,203,380
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	574	569,022
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013	368	404,034
VML US Finance, LLC
Term Loan, 4.74%, Maturing May 25, 2012	67	67,076
Term Loan, 4.74%, Maturing May 27, 2013	134	134,152
Term Loan, 4.74%, Maturing May 27, 2013	726	722,968

		$6,788,027

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Nonferrous Metals/Minerals — 1.5%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017	$2,255	$2,224,240
Noranda Aluminum Acquisition
Term Loan, 1.99%, Maturing May 16, 2014	309	301,736
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	1,191	1,167,180
Oxbow Carbon and Mineral Holdings
Term Loan, 3.86%, Maturing May 8, 2016	1,852	1,784,877

		$5,478,033

Oil and Gas — 1.8%
Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016	$205	$204,750
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	101	101,613
Term Loan, 9.00%, Maturing June 23, 2017	1,234	1,266,777
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	1,977	1,947,078
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018	1,022	998,155
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	575	564,363
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,718	1,726,697

		$6,809,433

Publishing — 4.9%
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016	$968	$934,626
Black Press US Partnership
Term Loan, 2.32%, Maturing August 2, 2013	272	259,679
Term Loan, 2.32%, Maturing August 2, 2013	448	427,706
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014(4)	858	227,496
Term Loan, 2.24%, Maturing August 28, 2014(4)	2,206	584,543
Term Loan, 2.49%, Maturing August 28, 2014(4)	988	261,948
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	2,697	2,686,781
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014	75	68,192
Term Loan, 3.61%, Maturing August 7, 2014	719	654,166
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	1,539	1,484,911
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	1,611	1,460,527
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	475	467,404
Nelson Education, Ltd.
Term Loan, 2.91%, Maturing July 3, 2014	324	254,791
Newspaper Holdings, Inc.
Term Loan, 1.81%, Maturing July 24, 2014	292	226,309
Nielsen Finance, LLC
Term Loan, 2.23%, Maturing August 9, 2013	2,326	2,263,506
Term Loan, 3.98%, Maturing May 2, 2016	2,428	2,355,127

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013	$181	$178,999
Term Loan, 3.74%, Maturing September 30, 2013	2,331	2,307,852
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013	449	433,112
Term Loan, 15.00%, Maturing March 18, 2014(5)	318	294,131
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014	125	124,835
Term Loan, 8.00%, Maturing September 29, 2014	112	110,964

		$18,067,605

Radio and Television — 2.1%
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	$2,050	$1,939,813
Entercom Communications Corp.
Term Loan, 1.44%, Maturing June 30, 2012	444	427,000
Local TV Finance, LLC
Term Loan, 2.24%, Maturing May 7, 2013	824	773,961
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016	356	356,569
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	995	977,567
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017	449	426,431
Univision Communications, Inc.
Term Loan, 2.24%, Maturing September 29, 2014	1,056	954,597
Term Loan, 4.49%, Maturing March 31, 2017	2,047	1,744,616

		$7,600,554

Retailers (Except Food and Drug) — 2.8%
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017	$668	$655,512
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018	648	635,408
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017	763	755,071
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018	798	714,210
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,172	1,092,948
Michaels Stores, Inc.
Term Loan, 2.55%, Maturing October 31, 2013	926	887,705
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018	1,525	1,417,614
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	1,510	1,432,689
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018	853	844,949
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017	498	491,281
Service Master Co.
Term Loan, 2.74%, Maturing July 24, 2014	90	84,163
Term Loan, 2.74%, Maturing July 24, 2014	900	845,132
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	645	593,515

		$10,450,197

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value
Steel — 0.6%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	$323	$313,472
Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(5)	1,346	1,263,248
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	499	495,010

		$2,071,730

Surface Transport — 0.8%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018	$1,168	$1,110,701
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016	1,768	1,724,144

		$2,834,845

Telecommunications — 3.4%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016	$769	$739,862
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018	5,436	5,247,233
MetroPCS Wireless
Term Loan, 4.00%, Maturing March 16, 2018	2,933	2,825,335
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	449	440,459
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017	620	612,817
Telesat Canada, Inc.
Term Loan, 3.24%, Maturing October 31, 2014	142	137,906
Term Loan, 3.24%, Maturing October 31, 2014	1,650	1,605,442
Windstream Corp.
Term Loan, 3.00%, Maturing December 17, 2015	788	781,590

		$12,390,644

Utilities — 2.7%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018	$1,269	$1,242,857
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	962	949,738
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018	474	449,648
Term Loan, 4.50%, Maturing April 2, 2018	2,836	2,689,000
Covanta Energy Corp.
Term Loan, 1.87%, Maturing February 10, 2014	214	205,681
Term Loan, 2.39%, Maturing February 10, 2014	415	398,989
Dynegy Holdings, Inc.
Term Loan, 9.25%, Maturing August 4, 2016	250	243,958
Term Loan, 9.25%, Maturing August 4, 2016	450	444,305
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	241	235,794
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	1,446	1,414,735
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.75%, Maturing October 10, 2017	2,261	1,522,792

		$9,797,497

Total Senior Floating-Rate Interests (identified cost $361,466,270)		$351,733,670

Corporate Bonds & Notes — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Containers and Glass Products — 0.3%
Berry Plastics Corp., Sr. Notes, Variable Rate
4.999%, 2/15/15	$1,000	$930,000

		$930,000

Electronics/Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13	$435	$422,494

		$422,494

Financial Intermediaries — 0.1%
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(7)	$550	$519,750

		$519,750

Utilities — 0.4%
Calpine Corp., Sr. Notes
7.875%, 1/15/23(7)	$1,475	$1,430,750

		$1,430,750

Total Corporate Bonds & Notes (identified cost $3,427,378)		$3,302,994

Common Stocks — 1.0%

Security	Shares	Value
Automotive — 0.2%
Dayco Products, LLC(4)(8)(9)	15,250	$644,313

		$644,313

Building and Development — 0.0%(10)
Contech Construction Holdings, Inc.(4)(8)(9)	97,223	$10,695

		$10,695

Diversified Manufacturing — 0.0%(10)
MEGA Brands, Inc.(9)	14,826	$122,112

		$122,112

Financial Intermediaries — 0.0%(10)
RTS Investor Corp.(4)(8)(9)	82	$18,176

		$18,176

Food Service — 0.0%
Buffets, Inc.(4)(9)	20,871	$0

		$0

Home Furnishings — 0.0%(10)
Oreck Corp.(4)(8)(9)	1,658	$113,689

		$113,689

Lodging and Casinos — 0.3%
Herbst Gaming, Inc.(4)(8)(9)	41,797	$212,747
Tropicana Entertainment, Inc.(8)(9)	71,982	1,007,748

		$1,220,495

Publishing — 0.4%
Ion Media Networks, Inc.(4)(8)(9)	399	$319,200
MediaNews Group, Inc.(4)(8)(9)	45,600	864,122
Source Interlink Companies, Inc.(4)(8)(9)	1,145	40,235
Star Tribune Media Holdings Co.(9)	4,060	128,567

Security	Shares	Value
SuperMedia, Inc.(9)	14,751	$22,864

		$1,374,988

Steel — 0.1%
KNIA Holdings, Inc.(4)(8)(9)	22,939	$308,991

		$308,991

Total Common Stocks (identified cost $3,309,753)		$3,813,459

Short-Term Investments — 1.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/3/11	$5,003	$5,002,983

Total Short-Term Investments (identified cost $5,002,983)		$5,002,983

Total Investments — 98.7% (identified cost $373,206,384)		$363,853,106

Less Unfunded Loan Commitments — (0.0)%(10)		$(52,975)

Net Investments — 98.7% (identified cost $373,153,409)		$363,800,131

Other Assets, Less Liabilities — 1.3%		$4,880,852

Net Assets — 100.0%		$368,680,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $1,950,500 or 0.5% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,638,639

Gross unrealized appreciation	$4,554,217
Gross unrealized depreciation	(14,392,725)

Net unrealized depreciation	$(9,838,508)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$349,004,602	$2,676,093	$351,680,695
Corporate Bonds & Notes	—	3,302,994	—	3,302,994
Common Stocks	144,976	1,136,315	2,532,168	3,813,459
Short-Term Investments	—	5,002,983	—	5,002,983

Total Investments	$144,976	$358,446,894	$5,208,261	$363,800,131

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior
	Floating-Rate	Investments in
	Interests	Common Stocks	Total
Balance as of December 31, 2010	$1,776,313	$3,988,435	$5,764,748
Realized gains (losses)	4,574	340,528	345,102
Change in net unrealized appreciation (depreciation)	(703,062)	(177,656)	(880,718)
Cost of purchases	26,372	—	26,372
Proceeds from sales	(87,101)	(1,208,243)	(1,295,344)
Accrued discount (premium)	146,302	—	146,302
Transfers to Level 3*	1,707,071	781,087	2,488,158
Transfers from Level 3*	(194,376)	(1,191,983)	(1,386,359)

Balance as of September 30, 2011	$2,676,093	$2,532,168	$5,208,261

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2011	$(722,526)	$(55,780)	$(778,306)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
VT Large-Cap Value Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	5,772	$349,264
General Dynamics Corp.	5,772	328,369
Lockheed Martin Corp.	5,733	416,445
United Technologies Corp.	13,507	950,352

		$2,044,430

Beverages — 1.2%
PepsiCo, Inc.	10,689	$661,649

		$661,649

Biotechnology — 1.4%
Amgen, Inc.	14,382	$790,291

		$790,291

Capital Markets — 1.9%
Franklin Resources, Inc.	5,006	$478,774
Goldman Sachs Group, Inc. (The)	6,089	575,715

		$1,054,489

Chemicals — 0.5%
Air Products and Chemicals, Inc.	3,498	$267,142

		$267,142

Commercial Banks — 7.9%
Fifth Third Bancorp	38,481	$388,658
HSBC Holdings PLC ADR	9,626	366,173
KeyCorp	57,721	342,286
PNC Financial Services Group, Inc.	23,905	1,151,982
U.S. Bancorp	26,043	613,052
Wells Fargo & Co.	64,395	1,553,207

		$4,415,358

Computers & Peripherals — 2.3%
Apple, Inc.(1)	3,391	$1,292,581

		$1,292,581

Consumer Finance — 1.8%
American Express Co.	22,340	$1,003,066

		$1,003,066

Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	42,868	$1,291,184

		$1,291,184

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	34,303	$978,321
Verizon Communications, Inc.	21,096	776,333

		$1,754,654

Electric Utilities — 2.6%
American Electric Power Co., Inc.	19,824	$753,708
PPL Corp.	23,951	683,562

		$1,437,270

1

Security	Shares	Value
Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	6,740	$311,118

		$311,118

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	21,184	$711,359
Wal-Mart Stores, Inc.	10,560	548,064

		$1,259,423

Food Products — 3.3%
Kraft Foods, Inc., Class A	16,325	$548,193
Nestle SA	13,378	736,495
Unilever NV-NY Shares	17,394	547,737

		$1,832,425

Health Care Equipment & Supplies — 1.0%
Covidien PLC	13,119	$578,548

		$578,548

Health Care Providers & Services — 2.8%
Humana, Inc.	3,662	$266,337
UnitedHealth Group, Inc.	28,553	1,316,865

		$1,583,202

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	14,479	$438,714
McDonald’s Corp.	7,659	672,613

		$1,111,327

Industrial Conglomerates — 1.9%
General Electric Co.	71,326	$1,087,008

		$1,087,008

Insurance — 5.3%
ACE, Ltd.	9,040	$547,824
Lincoln National Corp.	25,071	391,860
MetLife, Inc.	24,002	672,296
Prudential Financial, Inc.	17,297	810,537
XL Group PLC	28,927	543,828

		$2,966,345

IT Services — 3.2%
Accenture PLC, Class A	15,260	$803,897
International Business Machines Corp.	5,494	961,615

		$1,765,512

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	7,696	$389,725

		$389,725

Machinery — 1.0%
Illinois Tool Works, Inc.	13,228	$550,285

		$550,285

Media — 2.7%
Comcast Corp., Class A	21,281	$444,773
Time Warner Cable, Inc.	7,774	487,196
Walt Disney Co. (The)	19,435	586,160

		$1,518,129

Metals & Mining — 2.4%
BHP Billiton, Ltd. ADR	10,981	$729,577
Freeport-McMoRan Copper & Gold, Inc.	19,435	591,796

		$1,321,373

2

Security	Shares	Value
Multi-Utilities — 3.7%
PG&E Corp.	15,019	$635,454
Public Service Enterprise Group, Inc.	21,961	732,839
Sempra Energy	13,021	670,581

		$2,038,874

Multiline Retail — 1.9%
Kohl’s Corp.	9,620	$472,342
Target Corp.	11,564	567,099

		$1,039,441

Oil, Gas & Consumable Fuels — 10.9%
Apache Corp.	11,559	$927,494
ConocoPhillips	21,326	1,350,362
Exxon Mobil Corp.	17,297	1,256,281
Hess Corp.	14,127	741,103
Occidental Petroleum Corp.	16,520	1,181,180
Peabody Energy Corp.	17,257	584,667

		$6,041,087

Pharmaceuticals — 7.4%
Johnson & Johnson	26,214	$1,670,094
Merck & Co., Inc.	28,861	944,043
Pfizer, Inc.	84,736	1,498,133

		$4,112,270

Real Estate Investment Trusts (REITs) — 3.2%
AvalonBay Communities, Inc.	5,040	$574,812
Boston Properties, Inc.	6,462	575,764
Simon Property Group, Inc.	5,751	632,495

		$1,783,071

Road & Rail — 1.5%
Union Pacific Corp.	10,108	$825,520

		$825,520

Software — 3.8%
Microsoft Corp.	42,762	$1,064,346
Oracle Corp.	35,691	1,025,760

		$2,090,106

Specialty Retail — 1.7%
TJX Companies, Inc. (The)	16,908	$937,887

		$937,887

Tobacco — 1.1%
Philip Morris International, Inc.	9,620	$600,096

		$600,096

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC ADR	22,350	$573,278

		$573,278

Total Common Stocks (identified cost $59,341,554)		$52,328,164

Total Investments — 94.1% (identified cost $59,341,554)		$52,328,164

Other Assets, Less Liabilities — 5.9%		$3,272,901

Net Assets — 100.0%		$55,601,065

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,446,872

Gross unrealized appreciation	$1,019,934
Gross unrealized depreciation	(8,138,642)

Net unrealized depreciation	$(7,118,708)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$4,606,784	$—		$—	$4,606,784
Consumer Staples	3,617,098	736,495		—	4,353,593
Energy	6,352,205	—		—	6,352,205
Financials	12,513,513	—		—	12,513,513
Health Care	7,454,036	—		—	7,454,036
Industrials	4,507,243	—		—	4,507,243
Information Technology	5,148,199	—		—	5,148,199
Materials	1,588,515	—		—	1,588,515
Telecommunication Services	2,327,932	—		—	2,327,932
Utilities	3,476,144	—		—	3,476,144

Total Common Stocks	$51,591,669	$736,495	*	$—	$52,328,164

Total Investments	$51,591,669	$736,495		$—	$52,328,164

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2011